Redeemable Non-controlling Interest - Changes in Redeemable Non-Controlling Interest (Detail) $ in Millions	6 Months Ended
Jun. 30, 2018 USD ($)
Redeemable Non-controlling Interest [Line Items]
Reclassification from non-controlling interest	$ (150)
Fair value adjustment on initial recognition	127
Net income attributable to redeemable non-controlling interest in 2018	(2)
Ending balance	25
Asia Offshore Drilling [Member]
Redeemable Non-controlling Interest [Line Items]
Beginning balance	0
Reclassification from non-controlling interest	150
Fair value adjustment on initial recognition	(127)
Net income attributable to redeemable non-controlling interest in 2018	2
Ending balance	$ 25